DIREXION SHARES ETF TRUST
Direxion Daily MSCI Brazil Bull 3X Shares (BRZU)
Direxion Daily Russia Bull 3X Shares (RUSL)
Direxion Daily Energy Bull 3X Shares (ERX)
Direxion Daily Energy Bear 3X Shares (ERY)
Direxion Daily Gold Miners Index Bull 3X Shares (NUGT)
Direxion Daily Gold Miners Index Bear 3X Shares (DUST)
Direxion Daily Junior Gold Miners Index Bull 3X Shares (JNUG)
Direxion Daily Junior Gold Miners Index Bear 3X Shares (JDST)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares (GUSH)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares (DRIP) (the “Funds”)

Supplement dated March 27, 2020 to the
Summary Prospectuses, Prospectus, and Statement of Additional Information (“SAI”)
dated February 28, 2020, as last supplemented

Earlier Effective Date for Investment Objective, Investment Strategy and Name Changes
Effective after market close on March 31, 2020, each Fund’s new investment objective and strategy will be to seek daily leveraged, or daily inverse leveraged, investment results, before fees and expenses, of 200% or -200%, as applicable, of the performance of its underlying index as noted in the table below.
Fund	Underlying Index	New Daily Leveraged Investment Objective (before fees and expenses)
Direxion Daily MSCI Brazil Bull 3X Shares	MSCI Brazil 25/50 Index	200%
Direxion Daily Russia Bull 3X Shares	MVIS Russia Index	200%
Direxion Daily Energy Bull 3X Shares	Energy Select Sector Index	200%
Direxion Daily Energy Bear 3X Shares		-200%
Direxion Daily Gold Miners Index Bull 3X Shares	NYSE Arca Gold Miners Index	200%
Direxion Daily Gold Miners Index Bear 3X Shares		-200%
Direxion Daily Junior Gold Miners Index Bull 3X Shares	MVIS Global Junior Gold Miners Index	200%
Direxion Daily Junior Gold Miners Index Bear 3X Shares		-200%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	S&P Oil & Gas Exploration & Production Select Industry Index	200%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares		-200%
In addition, the “3X” in each Fund’s name will be replaced with “2X” as follows:
Current Fund Name	New Fund Name
Direxion Daily MSCI Brazil Bull 3X Shares	Direxion Daily MSCI Brazil Bull 2X Shares
Direxion Daily Russia Bull 3X Shares	Direxion Daily Russia Bull 2X Shares
Direxion Daily Energy Bull 3X Shares	Direxion Daily Energy Bull 2X Shares
Direxion Daily Energy Bear 3X Shares	Direxion Daily Energy Bear 2X Shares
Direxion Daily Gold Miners Index Bull 3X Shares	Direxion Daily Gold Miners Index Bull 2X Shares
Direxion Daily Gold Miners Index Bear 3X Shares	Direxion Daily Gold Miners Index Bear 2X Shares
Direxion Daily Junior Gold Miners Index Bull 3X Shares	Direxion Daily Junior Gold Miners Index Bull 2X Shares
Direxion Daily Junior Gold Miners Index Bear 3X Shares	Direxion Daily Junior Gold Miners Index Bear 2X Shares
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares
Each Fund had previously disclosed its plan to make these changes effective May 19, 2020. Due to recent market volatility and related developments, these changes will now occur on the earlier date stated above. For these same reasons and the need to transition each Fund’s portfolio to its new investment objective and strategy, it is likely that some or all of the Funds will not achieve their current investment objectives of seeking daily leveraged, or daily inverse leveraged, investment results, before fees and expenses, of 300% or -300%, as applicable, of the performance of their underlying index.
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For more information, please contact the Funds at (866) 476-7523.

Please retain this Supplement with your Summary Prospectus, Prospectus, and SAI.